Payroll costs, share based payments and management incentive schemes - Restricted Share Awards (Details)						9 Months Ended	12 Months Ended
	Aug. 22, 2017 shares director	Jun. 19, 2017 EUR (€) shares	Jun. 19, 2017 USD ($) shares $ / shares	Jun. 16, 2016 USD ($) shares	Dec. 07, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 EUR (€)	Jul. 31, 2016 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Non-executive Directors granted awards | director	2
Share price (in dollars per share) | $ / shares										$ 8.98
Share based payment charge | €						€ 100,000	€ 2,600,000		€ 1,200,000
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $					$ 11.50
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €						100,000	800,000		600,000
Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued per director | $								$ 100,000
Exercise price (in dollars per share) | $			$ 14.38	$ 8.98	$ 11.50
Share price (in dollars per share) | $ / shares			$ 14.38							$ 8.98
Number of shares vested		55,680	55,680	34,780
Shares paid for tax withholding for share based compensation		9,384	9,384	11,568
Number of shares granted	11,774	41,724	41,724	55,680
Share-based payment expense | €							800,000		600,000
Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €							€ 1,800,000		600,000
Key management personnel | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued							4,927,000	4,927,000
January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $								$ 0.00
Expected volatility of the share price							20.00%	20.00%
January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $								$ 0.00
Expected volatility of the share price							23.00%	23.00%
Key management personnel | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €						0	€ 1,800,000		600,000
Key management personnel | January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares allocated							3,837,000	3,837,000
Number of other equity instruments forfeited in share-based payment arrangement							770,000	770,000
Fair value							€ 5,900,000	$ 6,300,000
Key management personnel | January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares granted							485,000	485,000
Number of shares allocated							1,090,000	1,090,000
Fair value							€ 600,000	$ 600,000
Key management personnel | 50% over a 2 year period | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage							50.00%	50.00%
Vesting period							2 years	2 years
Key management personnel | 50% over a 2 year period | January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period							2 years	2 years
Key management personnel | 50% over a 2 year period | January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period							2 years	2 years
Key management personnel | 50% over a 4 year period | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage							50.00%	50.00%
Vesting period							4 years	4 years
Key management personnel | 50% over a 4 year period | January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period							4 years	4 years
Key management personnel | 50% over a 4 year period | January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period							4 years	4 years
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €						€ 100,000	€ 2,600,000		€ 1,200,000
Share based compensation reserve | Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €		€ 300,000